UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

----------------------------------------------------------------

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23336

----------------------------------------------------------------

Variant Alternative Income Fund
(Exact name of registrant as specified in charter)

----------------------------------------------------------------

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

----------------------------------------------------------------

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.      REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND

Semi-Annual Report

October 31, 2025

(Unaudited)

Variant Alternative Income Fund
Table of Contents October 31, 2025 (Unaudited)

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Alternative Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited)
Investments in private investment companies — 21.5%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Litigation Finance
EAJF ESQ FUND, L.P. (g)(h)	—	—	—	—	5/26/2022	—	$35,000,000	$49,141,003	1.8%
Equal Access Justice Fund, L.P. (g)(h)	—	—	—	—	3/30/2021	—	—	3,466,647	0.1
Series 4 - Virage Capital Partners, L.P. (g)(h)	—	—	—	—	9/1/2018	—	804,190	1,584,704	0.1
Series 6 - Virage Capital Partners, L.P. (g)(h)	—	—	—	—	10/31/2019	—	9,108,377	20,037,244	0.8
Virage Recovery Fund (Cayman), L.P. (h)	—	—	—	6,103	8/6/2019	—	15,286,170	482,144	0.0
							60,198,737	74,711,742	2.8
Portfolio Finance
CL Levi Co-Invest, L.P. (g)(h)	—	—	—	—	6/27/2022	—	15,268,994	21,522,396	0.8
Crestline Portfolio Financing Fund II (US), L.P. (g)(h)	—	—	—	—	8/26/2021	—	2,227,267	3,117,440	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (g)(h)	—	—	—	—	4/25/2018	—	—	135,691	0.0
River Horse Holdings II, L.P. (b)(g)	—	—	—	—	1/6/2023	—	3,600,000	4,452,197	0.2
							21,096,261	29,227,724	1.1
Real Estate Debt
BlackRock Monticello Debt REIT (g)(h)	—	—	—	—	6/30/2025	—	45,900,000	46,574,689	1.8
Oak Harbor Capital NPL VII, LLC (g)(h)	—	—	—	—	3/1/2019	—	5,619,157	6,747,708	0.3
Setpoint Residential Fintech Fund, L.P. (g)(h)	—	—	—	—	2/4/2022	—	11,067,521	10,840,358	0.4
Setpoint Residential Fintech Fund II, L.P. (g)(h)(k)	—	—	—	—	8/17/2023	—	20,000,000	20,982,913	0.8
							82,586,678	85,145,668	3.3
Real Estate Equity
Montreux Healthcare Fund PLC (b)(g)	—	—	—	48,220	2/1/2018	—	61,167,397	459,184	0.0
Royalties
MEP Capital II, L.P. (g)(h)	—	—	—	—	11/27/2020	—	6,333,030	7,699,247	0.3
MEP Capital III, L.P. (g)(h)	—	—	—	—	11/1/2021	—	13,660,798	14,869,924	0.6
MEP Capital Fund IV, L.P. (g)(h)(k)	—	—	—	—	11/30/2023	—	16,442,594	17,734,991	0.7
							36,436,422	40,304,162	1.6
Secondaries
Campbell Opportunity Timber Fund-A, L.P. (g)(h)	—	—	—	—	11/1/2021	—	—	601,547	0.0
Drawbridge Special Opportunities Fund, L.P. (g)(h)	—	—	—	—	10/19/2023	—	2,156,820	3,888,981	0.1
Legalist DIP Fund I, L.P. (g)(h)	—	—	—	—	6/30/2025	—	2,157,060	2,323,983	0.1
Legalist DIP Fund II, L.P. (g)(h)(k)	—	—	—	—	6/30/2025	—	3,765,637	4,471,816	0.2
Legalist DIP Offshore Fund I, L.P. (g)(h)	—	—	—	—	6/30/2025	—	449,119	492,266	0.0
Legalist DIP Offshore Fund II, L.P. (g)(h)(k)	—	—	—	—	6/30/2025	—	1,386,708	1,684,258	0.1
Legalist DIP SPV II (g)(h)	—	—	—	—	6/30/2025	—	673,038	882,844	0.0
North Haven Offshore Infrastructure Partners A, L.P. (g)(h)	—	—	—	—	7/18/2019	—	1,055,004	1,132,830	0.0
Taiga Special Opportunities, L.P. (Class L 2021) (h)	—	—	—	15,265,661	4/22/2022	—	9,406,669	13,513,821	0.5

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in private investment companies — 21.5%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Secondaries (continued)
Taiga Special Opportunities, L.P. (Class L 2023) (h)	—	—	—	7,789,711	12/29/2023	—	$6,374,076	$8,515,964	0.3%
Thor Urban Property Fund II, Inc. (h)	—	—	—	35,695	12/30/2019	—	4,161,214	233,720	0.0
White Oak Yield Spectrum (Cayman) Fund, LLC (g)(h)	—	—	—	—	9/30/2025	—	26,598,526	39,841,053	1.5
							58,183,871	77,583,083	2.8
Specialty Finance
Blue Owl Asset Leasing Feeder Evergreen L.P. (g)(h)	—	—	—	—	5/23/2022	—	5,419,486	5,558,848	0.2
BSRF Tax-Exempt, LLC (g)(h)	—	—	—	—	5/17/2022	—	20,000,000	24,295,248	0.9
Coromandel Credit Income Evergreen Fund, L.P. (g)(h)	—	—	—	—	7/1/2024	—	14,839,455	15,092,015	0.6
CoVenture - Amzn Credit Opportunities Fund, L.P. (g)(h)(k)	—	—	—	—	3/11/2021	—	27,880,516	15,330,282	0.6
CoVenture - No1 Credit Opportunities Fund, LLC (g)(h)	—	—	—	—	12/12/2019	—	1,000,000	972,656	0.0
CoVenture - No1 Credit Opportunities Fund, LLC (g)(h)	—	—	—	—	2/5/2021	—	3,000,000	2,911,696	0.1
CoVenture - No1 Credit Opportunities Fund, LLC (g)(h)	—	—	—	—	7/12/2021	—	7,500,000	7,300,098	0.3
DelGatto Diamond Finance Fund, L.P. (g)(h)	—	—	—	—	10/3/2019	—	12,750,000	25,516,168	1.0
OHP II, L.P. Class B (g)(h)	—	—	—	—	3/7/2019	—	—	418,396	0.0
OHPC, L.P. (g)(h)	—	—	—	—	5/27/2021	—	3,469,222	2,281,769	0.1
Rivonia Road Fund, L.P. (g)(h)	—	—	—	—	7/29/2022	—	10,000,000	13,581,800	0.5
Silverview Special Situations Lending Onshore Fund, L.P. (g)(h)	—	—	—	—	10/19/2021	—	8,950,287	9,621,856	0.4
Treville Credit Fund, L.P. (g)(h)	—	—	—	—	2/28/2020	—	20,000,000	19,389,993	0.7
Turning Rock Fund I, L.P. (g)(h)	—	—	—	—	11/29/2019	—	1,508,198	2,916,669	0.1
Turning Rock Fund II, L.P. (g)(h)	—	—	—	—	11/29/2021	—	14,787,996	17,073,857	0.6
Upper90 Fund III, L.P. (g)(h)(k)	—	—	—	—	7/28/2022	—	6,934,504	6,578,593	0.2
							158,039,664	168,839,944	6.3
Transportation Finance
Aero Capital Solutions Fund, L.P. (g)(h)	—	—	—	—	1/17/2019	—	954,672	597	0.0
Aero Capital Solutions Fund II, L.P. (g)(h)	—	—	—	—	9/16/2019	—	—	13,569,162	0.5
Aero Capital Solutions Feeder Fund III, L.P. (g)(h)	—	—	—	—	9/13/2021	—	32,229,747	63,028,666	2.4
Aero Capital Solutions Feeder Fund IV, L.P. (g)(h)(k)	—	—	—	—	8/28/2023	—	12,375,947	16,990,201	0.6
Hudson Transport Real Asset Fund, L.P. (g)(h)	—	—	—	—	8/31/2018	—	673,050	1,008,459	0.1
							46,233,416	94,597,085	3.6
Total investments in private investment companies							523,942,446	570,868,592	21.5

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in credit facilities — 63.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Litigation Finance
888 Fund I, LLC (a)(b)(d)(o)	19.00%	—	—	—	4/18/2022	12/15/2025	$77,238,826	$77,238,826	2.9%
BEB SPV I, LLC (b)(d)(af)	16.25%	—	—	—	5/22/2025	5/21/2028	59,927,654	59,927,654	2.3
Cage Health, LLC (b)(d)(i)(k)	16.50% PIK	—	—	—	8/28/2023	8/25/2028	7,433,449	7,433,449	0.3
Kerberos Capital Management SPV I, LLC (a)(b)(f)(n)(o)	17.00%	—	—	—	10/7/2019	—	59,306,005	59,306,005	2.2
Kerberos Capital Management SPV I, LLC (Luckett) (a)(b)(f)(n)(o)	19.00%	—	—	—	1/29/2020	—	8,382,200	8,382,200	0.3
Kerberos Capital Management SPV I, LLC (Nations) (a)(b)(f)(o)	19.00%	—	—	—	12/14/2024	—	14,414,783	14,414,783	0.5
Kerberos Capital Management SPV I, LLC (Pulvers) (a)(b)(f)(n)(o)	12.00%	—	—	—	10/7/2019	—	11,974,267	11,974,267	0.5
Kerberos Capital Management SPV V, LLC (b)(i)	15.00% PIK	—	—	—	5/17/2022	5/17/2026	31,252,891	31,252,891	1.2
Legal Capital Products, LLC (a)(b)(c)	13.31%	30-Day Avg. SOFR	9.00%	—	10/7/2021	10/7/2026	35,883,119	35,883,119	1.4
Nighthawk Borrower SPV, LLC (a)(b)(c)(k)	13.56%	30-Day Avg. SOFR	9.25%	—	8/30/2023	8/30/2027	15,327,604	15,327,604	0.6
RL SPV, LLC (b)(c)(k)(af)	14.81%	30-Day Avg. SOFR	10.50%	—	7/13/2023	7/13/2028	7,915,721	7,915,721	0.3
SCPFL I, LLC (a)(b)(d)(o)	13.99%	—	—	—	4/21/2023	12/16/2026	144,319,834	144,319,834	5.4
Steno Agency Funding I, LLC (b)(c)(j)(k)	13.63%	1-Month CME Term SOFR	9.50%	—	11/12/2021	5/8/2028	13,359,666	13,359,666	0.5
Stifel Syndicated Credit, LLC (b)(j)(ad)	Blended	—	—	—	8/15/2022	6/15/2026	6,378,909	6,378,909	0.2
Stratford Cresson MT2, LLC (b)(c)(k)(o)	16.31%	30-Day Avg. SOFR	12.00%	—	5/12/2023	1/5/2028	16,194,202	16,194,202	0.6
							509,309,130	509,309,130	19.2
Portfolio Finance
BA Tech Master, L.P. (b)(f)(i)(n)	22.50% PIK	—	—	—	10/2/2018	—	2,444,037	2,444,037	0.1
Cirrix Finance, LLC (b)(i)	15.00% PIK	—	—	—	11/4/2021	12/31/2025	5,865,860	5,865,860	0.2
Delgatto Capital Group, LLC, Delgatto Diamond Finance Fund, L.P., and Delgatto Diamond Finance Fund QP, L.P. (b)(c)	12.50%	1-Month CME Term SOFR	9.50%	—	5/28/2021	12/31/2025	75,940,000	75,940,000	2.9
Fairway America Fund (VII and VIIQP), L.P. (a)(b)(c)	10.00%	30-Day Avg. SOFR	6.00%	—	8/7/2020	12/27/2025	4,750,000	4,750,000	0.2
Marquis United, LLC (b)(i)(ae)	Blended	—	—	—	4/11/2025	2/13/2029	3,220,428	3,220,428	0.1
Stage Point Capital, LLC, Stage Point Fund, LLC , and SPF Holdings, LLC (a)(b)(c)	10.00%	30-Day Avg. SOFR	6.00%	—	9/5/2019	12/31/2025	10,663,000	10,663,000	0.4
							102,883,325	102,883,325	3.9
Real Estate Debt
1769 Capital, LLC (b)(i)(k)	12.00% PIK	—	—	—	5/31/2024	5/17/2029	24,911,942	24,911,942	0.9
Beehive Hospitality, Integrity RS, Beehive Hospitality Ascent PC, Lonestar Hospitality WX, Bayou Hospitality SH, and Armanda Prime (b)(f)(j)(k)	15.00%	—	—	—	12/19/2024	—	5,967,024	5,967,024	0.2

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in credit facilities — 63.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Real Estate Debt (continued)
CDMX II Fund, LLC (b)(k)	13.00%	—	—	—	12/1/2022	11/30/2027	$37,217,041	$37,217,041	1.4%
Drummond Ross Limited (b)(f)(i)(n)	10.00% PIK	—	—	—	1/7/2022	—	6,356,526	4,728,336	0.2
HomeLight Real Estate IV, LLC (b)	13.50%	—	—	—	8/11/2025	2/8/2028	7,623,631	7,623,631	0.3
MFP Infrastructure, LLC (b)(c)(j)	10.31%	1-Month CME Term SOFR	6.00%	—	8/4/2025	1/18/2026	18,837,905	18,837,905	0.7
Midway Farms 715 LLLP, Midway Farms 2795 LLLP, Sundance Farms 3060 LLLP, Sundance Farms 3070 LLLP, Sundance Farms 3093 LLLP, Skywalker Farms, LLC, Skywalker Farms 2, LLC, Skywalker Farms 3, LLC, 1520 Sunset Farms LLP, Beach Farms LLC, Stephanie Mae Thurston, and Wright Thurston (b)(j)(k)	14.00%	—	—	—	6/26/2025	12/24/2025	33,908,471	33,908,471	1.3
OHFX, Smith Trust, Stone Canyon Trust, & City Centre (a)(b)(c)(i)(j)	14.34%, 3.41% PIK	1-Month CME Term SOFR	10.93%	—	10/11/2023	1/11/2026	26,776,628	26,776,628	1.0
TruNorth Star RTL Co-Invest, LLC (b)(d)(e)(o)	16.00%	—	—	—	2/27/2023	2/27/2026	42,097,646	42,097,646	1.6
WHCC, LLC, Dyer 18 WHCC, LLC, and RW WHCC, LLC (a)(b)(j)(m)	16.00%	—	—	—	3/24/2025	11/27/2026	7,555,500	7,555,500	0.3
							211,252,314	209,624,124	7.9
Real Estate Equity
VPES Fund 1, LLC (b)(i)(k)	13.00% PIK	—	—	—	4/23/2025	4/17/2028	2,866,831	2,866,831	0.1
Royalties
ARC LPW I, LLC (b)(f)(n)	13.00%	—	—	—	9/26/2019	—	10,425,447	58,550	0.0
Beatfund II, LLC (a)(b)(c)(k)	12.31%	30-Day Avg. SOFR	8.00%	—	11/25/2022	7/29/2027	44,970,332	44,970,332	1.7
Cascade Energy Group, LLC (a)(b)(ag)	Blended	—	—	—	7/20/2022	5/31/2027	6,676,253	6,676,253	0.3
Marine Street, L.P. (a)(b)(d)(q)	Blended	—	—	—	3/22/2022	1/31/2026	81,532,316	81,532,317	3.1
							143,604,348	133,237,452	5.1
Specialty Finance
A & T Investments SARL (b)(w)(x)	9.55%	—	—	—	4/12/2024	—	8,735,093	9,105,579	0.3
ACMV Factor Finance SPV, LLC (b)(f)(n)	12.00%	—	—	—	11/24/2021	—	6,289,445	876,977	0.0
Aion Acquisition, LLC (b)(f)(n)	—	—	—	—	3/31/2021	—	528,216	245,492	0.0
App Academy Financial, LLC (b)(f)(n)	17.00%	—	—	—	3/23/2021	—	10,039,534	6,820,799	0.3
Art Lending, Inc. (Dart Milano S.R.L 2) (b)(f)(j)(n)	8.68%	—	—	—	12/17/2021	—	16,033,478	16,033,478	0.6
Art Lending, Inc. (Dart Milano S.R.L) (b)(f)(j)(n)	9.50%	—	—	—	4/14/2021	—	10,570,037	10,570,037	0.4
Art Lending, Inc. (Procacini S.L. - 1) (b)(f)(j)(n)	10.00%	—	—	—	8/26/2020	—	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2) (b)(f)(j)(n)	9.50%	—	—	—	4/14/2021	—	4,047,827	4,047,827	0.2
Art Money International, Co. (b)(c)(f)(n)	16.31%	30-Day Avg. SOFR	12.00%	—	6/12/2018	—	2,803,612	936,956	0.0
See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in credit facilities — 63.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Specialty Finance (continued)
Banco Actinver, S.A., Institución de Banca Múltiple, Grupo Financiero Actinver (b)(c)(k)(m)	14.11%	30-Day Avg. SOFR	7.86%	—	11/5/2020	11/5/2029	$22,550,000	$22,550,000	0.8%
Bandon VAIF, LLC (b)(n)	12.00%	—	—	—	2/10/2020	2/7/2026	2,968,663	566,216	0.0
Bandon VAIF, LLC (b)(n)	15.00%	—	—	—	2/15/2022	2/7/2026	82,000	82,000	0.0
Bundled Up, LLC (b)(c)(f)	14.81%	30-Day Avg. SOFR	10.50%	—	11/18/2022	—	35,638,104	35,638,104	1.3
CDXFI Specialty Finance, LLC (b)(m)(n)	13.25%	—	—	—	9/18/2023	8/25/2026	2,185,630	2,185,630	0.1
CF Holdings II, LLC (b)(c)(j)(k)	14.28%	3-Month CME Term SOFR	10.00%	—	12/28/2021	3/31/2026	1,639,341	1,639,341	0.1
Cibanco, S.A. Institución (b)(i)	14.55%, 3.00% PIK	—	—	—	4/5/2023	3/27/2027	569,969	569,969	0.0
Copperpot Finance, LLC (b)(c)	15.31%	30-Day Avg. SOFR	11.00%	—	11/29/2024	11/26/2028	4,400,000	4,400,000	0.2
Crusoe Energy Systems, LLC (a)(b)(e)	17.00%	—	—	—	9/28/2023	11/30/2027	9,340,607	9,340,607	0.4
Envest (Canada) Holdings Corp. (b)(i)	18.00%, 10.00% PIK	—	—	—	11/30/2022	11/26/2026	21,321,920	21,321,920	0.8
Equity Link, S.A.P.I. DE C.V., Sofom E.N.R. (b)	10.30%	—	—	—	4/29/2021	10/18/2026	6,000,000	6,000,000	0.2
First Class Securities Pty Ltd as Trustee for The Oceana Australian Fixed Income Trust (a)(b)	11.25%	—	—	—	11/9/2023	11/9/2025	9,944,076	10,221,261	0.4
First Class Securities Pty Ltd as Trustee for The Oceana Australian Fixed Income Trust (a)(b)	11.50%	—	—	—	11/9/2023	2/10/2026	9,944,076	10,274,081	0.4
First Class Securities Pty Ltd as Trustee for The Oceana Australian Fixed Income Trust (a)(b)	9.25%	—	—	—	9/8/2023	9/8/2026	13,540,492	13,682,836	0.5
First Class Securities Pty Ltd as Trustee for The Oceana Australian Fixed Income Trust (a)(b)	10.25%	—	—	—	2/20/2025	2/20/2026	9,998,730	10,331,951	0.4
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R. (b)	13.00%	—	—	—	8/12/2021	8/12/2027	2,527,391	2,527,391	0.1
IOM Media Ventures NS Inc. (b)(j)(m)	14.00%	—	—	—	12/24/2024	12/17/2028	2,320,000	2,320,000	0.1
Kili Purchasing, LLC (a)(b)(n)	13.40%	—	—	—	12/20/2024	12/18/2027	12,550,986	12,550,986	0.5
KSPV 2, LLC (b)(c)(j)(k)	15.00%	3-Month CME Term SOFR	12.50%	—	12/28/2021	6/3/2027	3,571,820	3,571,820	0.1
Leasy Mexico, S.A.P.I. DE C.V (b)(j)	15.75%	—	—	—	8/4/2025	2/17/2028	300,000	300,000	0.0
Nexgen Funding 1B SPE, LLC (b)(c)(j)	16.23%	3-Month CME Term SOFR	12.25%	—	5/22/2025	3/28/2028	3,438,462	3,438,462	0.1
Nimbus Asset Finance, A Sub-Fund of Latinum Assets 1 VCC (b)(m)	10.50%	—	—	—	9/20/2024	4/29/2026	9,000,000	9,000,000	0.3
Osprey AV I, LLC (b)(k)(m)	13.25%	—	—	—	6/14/2023	6/3/2028	20,210,594	20,210,594	0.8
Osprey AV II, LLC (b)(c)(k)(m)	11.31%	30-Day Avg. SOFR	7.00%	—	10/5/2023	4/9/2028	16,680,000	16,680,000	0.6

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in credit facilities — 63.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Specialty Finance (continued)
PATRIMONIO EN FIDEICOMISO, D. Leg. 861, no inscrito en la SMV, dirigido a Inversionistas Institucionales - Arrendamientos Leasy II, (b)(j)	15.75%	—	—	—	7/1/2025	2/17/2028	$1,200,000	$1,200,000	0.0%
Percent US ABS I, LLC (b)	13.00%	—	—	—	9/14/2023	9/14/2026	3,541,740	3,541,740	0.1
Pier Active Transactions, LLC (Series 36) (b)(c)(j)	16.88%	1-Month CME Term SOFR	14.00%	—	8/27/2025	8/30/2027	2,700,000	2,700,000	0.1
Pier Active Transactions, LLC (Series 40) (b)(c)(j)	19.00%	1-Month CME Term SOFR	14.50%	—	6/27/2025	5/27/2026	4,000,000	4,000,000	0.2
Preferred Point, LLC (b)(k)	12.50%	—	—	—	7/8/2025	6/5/2029	4,706,077	4,706,077	0.2
PT Awan Tunai Indonesia (b)(m)	10.50%	—	—	—	9/10/2020	4/29/2026	17,500,200	17,500,200	0.7
RKB Bridge Solutions, LLC (a)(b)(c)	9.75%	30-Day Avg. SOFR	6.75%	—	4/21/2022	3/25/2026	1,770,220	1,770,220	0.1
Salaryo Capital II, LLC (b)	12.00%	—	—	—	1/30/2020	12/31/2025	9,000,000	6,072,968	0.2
Salaryo Inc. (b)	6.00%	—	—	—	12/11/2023	12/16/2025	1,050,000	1,050,000	0.0
SEIA Purchasing, LLC (b)(d)(f)	13.00%	—	—	—	10/12/2022	—	969,917	969,917	0.0
SPC VAR, LLC (b)(c)(k)	16.13%	1-Month CME Term SOFR	12.00%	—	10/17/2023	10/17/2028	9,600,500	9,600,500	0.4
Square Kilometer Capital SPV, LLC (b)(c)(d)(f)	27.31%	30-Day Avg. SOFR	11.00%	—	11/9/2022	—	657,138	657,138	0.0
SSC SPV No.1, LLC (a)(b)(d)(f)(ab)	Blended	—	—	—	8/9/2019	—	87,449,657	84,640,979	3.2
SSL DB West, LLC (b)(c)(d)	14.31%	30-Day Avg. SOFR	10.00%	—	4/14/2023	3/25/2027	45,356,325	45,356,325	1.7
Stat Capital SPV, LLC (b)(c)	14.10%	30-Day Avg. SOFR	10.75%	—	4/29/2022	4/25/2026	174,698	174,698	0.0
Station Road Capital Management II, LLC (a)(b)(k)	13.00%	—	—	—	11/25/2024	1/12/2027	42,004,915	42,004,915	1.6
Steel River Systems, LLC (b)(n)(r)	—	—	—	—	12/22/2022	12/31/2027	2,795,331	2,795,331	0.1
Stowe HM-PB, LLC (Automotive Alliance, LLC) (b)(c)(e)(f)(j)(o)	12.63%	1-Month CME Term SOFR	8.50%	—	3/24/2025	—	620,000	620,000	0.0
Stowe HM-PB, LLC (Jardine Norton Capital E Ltd.) (b)(f)(j)(o)	10.75%	—	—	—	8/19/2025	—	17,064,172	17,064,172	0.6
Stride Alternative Education Fund 1 (b)(n)	17.00%	—	—	—	6/13/2022	6/10/2029	6,818,000	732,043	0.0
Terra Payment Services Ltd. (b)(j)	11.50%	—	—	—	6/25/2025	12/31/2025	1,800,000	1,800,000	0.1
Unifund CCR, LLC (b)(c)(j)	16.31%	30-Day Avg. SOFR	12.00%	—	5/23/2025	12/11/2025	4,546,912	4,546,912	0.2
Vantage Borrower SPV I, LLC (b)(n)(z)(ac)	Blended	—	—	—	9/11/2020	—	3,000,000	1,494,000	0.1
Wallace Management Co., LLC (b)(c)(f)	14.00%	30-Day Avg. SOFR	8.00%	—	9/8/2022	—	11,855,724	11,855,724	0.4
Watu Holdings Ltd. (b)(j)	13.00%	—	—	—	4/11/2022	5/7/2026	3,750,000	3,750,000	0.1
Zanifu Limited (b)(c)	17.31%	30-Day Avg. SOFR	13.00%	—	4/18/2023	4/17/2026	1,387,727	1,387,727	0.1
							567,057,273	541,999,817	20.3

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in credit facilities — 63.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Trade Finance
Medtrade Capital, LLC (b)(e)(n)(o)(y)	Blended	—	—	—	4/30/2022	4/27/2027	$168,913,914	$132,054,676	5.0%
Medtrade Capital, LLC (b)(i)	17.50% PIK	—	—	—	5/2/2025	4/27/2027	14,634,648	14,634,648	0.6
Stowe HM-PB, LLC (Sauna Works, Inc.) (b)(e)(f)(j)(o)	10.75%	—	—	—	2/11/2025	—	1,494,890	1,494,890	0.1
							185,043,452	148,184,214	5.7
Transportation Finance
Inclusion South Africa Proprietary Limited (a)(b)(c)(j)	16.63%	1-Month CME Term SOFR	12.50%	—	9/27/2022	9/23/2025	11,164,831	8,297,917	0.2
Ranger Hill Run, LLC (b)	14.00%	—	—	—	12/15/2023	12/15/2026	19,080,810	19,080,810	0.7
							30,245,641	27,378,727	0.9
Warehouse Facilities
edly WH Investors 2019-1, LLC (b)(n)	12.13%	—	—	—	10/9/2019	3/31/2027	24,565,970	16,481,681	0.6
Homelight Homes Real Estate, LLC (b)(e)	13.50%	—	—	—	10/8/2020	12/15/2025	1,490,699	1,490,699	0.1
							26,056,669	17,972,380	0.7
Total investments in credit facilities							1,778,318,983	1,693,456,000	63.8
Investments in special purpose vehicles — 6.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Litigation Finance
BR AB, LLC (b)(g)	—	—	—	2,220	8/24/2023	—	$2,220,000	$2,220,000	0.1%
YS Law Firm Financing VII (g)(h)	—	—	—	—	4/5/2018	—	233,133	75,564	0.0
							2,453,133	2,295,564	0.1

Real Estate Debt
CDMX Debt Fund, LLC (g)(h)	—	—	—	—	4/25/2022	—	18,268,045	21,828,133	0.8
Monticello Funding, LLC Series SH-75 (g)(h)(k)	—	—	—	—	6/5/2025	—	498,101	504,126	0.0
Monticello Funding, LLC Series SH-93 (g)(h)	—	—	—	—	8/1/2025	—	2,725,000	2,755,883	0.1
MonticelloAM Funding, LLC Series SH-85 (g)(h)(k)	—	—	—	—	5/6/2025	—	1,876,598	1,898,049	0.1
MonticelloAM Funding, LLC Series SH-86 (g)(h)	—	—	—	—	6/17/2025	—	5,152,902	5,224,303	0.2
MonticelloAM Funding, LLC Series SH-88 (g)(h)	—	—	—	—	5/29/2025	—	825,046	834,630	0.0
MonticelloAM Funding, LLC Series SH-89 (g)(h)	—	—	—	—	6/24/2025	—	2,000,000	2,023,224	0.1
MonticelloAM Funding, LLC Series SH-92 (g)(h)	—	—	—	—	8/28/2025	—	2,150,000	2,183,226	0.1
MonticelloAM Funding, LLC Series SH-94 (g)(h)	—	—	—	—	10/29/2025	—	3,000,000	3,006,399	0.1
							36,495,692	40,257,973	1.5
Real Estate Equity
CX Lively Indigo Run Depositor, LLC (b)(g)	—	—	—	—	5/9/2022	—	6,725,250	4,512,662	0.2
CX Midwest Industrial Logistics Depositor, LLC (b)(g)	—	—	—	—	6/24/2022	—	8,446,000	7,533,614	0.3
CX Mode at Hyattsville Depositor, LLC (b)(g)	—	—	—	—	10/18/2022	—	5,662,341	5,592,297	0.2

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in special purpose vehicles — 6.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Real Estate Equity (continued)
CX Owings Mills Multifamily Depositor, LLC (b)(g)	—	—	—	—	7/12/2022	—	$9,860,000	$6,119,815	0.2%
CX Residences at Congressional Village Depositor, LLC (b)(g)	—	—	—	—	6/27/2022	—	8,865,000	13,319,837	0.5
CX Station at Clift Farm Depositor, LLC (b)(g)	—	—	—	—	12/27/2021	—	7,947,300	3,499,813	0.1
PHX Industrial Portfolio AMP SPV, LLC (g)(h)	—	—	—	—	12/20/2021	—	2,515,257	4,508,368	0.2
							50,021,148	45,086,406	1.7
Royalties
MEP Capital II, L.P. - Co-investment Sound Royalties (g)(h)	—	—	—	—	8/3/2021	—	1,917,138	3,307,305	0.1
MEP Capital III, L.P. - Co-Investment NGL (g)(h)	—	—	—	—	3/24/2022	—	7,765,028	8,783,151	0.3
Round Hill Music Carlin Coinvest, L.P. (g)(h)(p)	—	—	—	—	10/1/2017	—	929,104	1,408,459	0.1
							10,611,270	13,498,915	0.5
Specialty Finance
Cirrix Investments, LLC (g)(h)	—	—	—	—	1/27/2022	—	5,000,000	5,601,622	0.2
Lendable SPC (behalf of Segregated Investment Vehicle 1) (g)(h)	—	—	—	—	7/31/2020	—	82,394,886	74,941,271	2.8
							87,394,886	80,542,893	3.0
Total investments in special purpose vehicles							186,976,129	181,681,751	6.8
Investments in direct equities — 0.2%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Specialty Finance
Coromandel Capital, LLC (b)(l)	—	—	—	—	7/3/2024	—	$—	$941,878	0.0%
Internex Capital, LLC, Series A Preferred (b)	—	—	—	359,701	4/1/2022	—	1,250,000	1,250,000	0.1
Preteur Inc. (b)(l)	—	—	—	400,000	3/28/2023	—	—	2,043,243	0.1
							1,250,000	4,235,121	0.2
Total investments in direct equities							1,250,000	4,235,121	0.2

Investments in warrants — 0.2%
Litigation Finance
Kerberos Capital Management SPV V, LLC (b)(l)(s)	—	—	—	—	5/17/2022	—	—	2,769,907	0.1
Royalties
Beatfund II, LLC (a)(b)(l)(s)	—	—	—	194,924	6/26/2024	—	—	475,968	0.0
See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
Investments in warrants — 0.2%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Specialty Finance
Coromandel Capital, LLC (a)(b)(l)(u)	—	—	—	—	9/8/2021	—	$—	$614,704	0.0%
Rainforest Life PTE. LTD. - Warrants (b)(l)(t)	—	—	—	—	8/20/2021	—	—	648,860	0.1
							—	1,263,564	0.1
Total investments in warrants							—	4,509,439	0.2

Investments in money market instruments — 7.1%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares (a)(ah)	4.20%	—	—	189,319,061	—	—	$189,319,061	$189,319,061	7.1%
Total investments in money market instruments							189,319,061	189,319,061	7.1

Total Investments (cost $2,679,806,619)								$2,644,069,964	99.6%
Other assets less liabilities								9,872,587	0.4%
Net Assets								$2,653,942,551	100.0%
FUTURES CONTRACTS	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	December 2025	(721)	$(47,803,715)	$(47,196,660)	$607,055
CME British Pound	December 2025	(114)	(9,652,193)	(9,362,250)	289,943
CME Euro Dollar	December 2025	(97)	(14,314,879)	(14,006,800)	308,079
CME Mexican Peso	December 2025	(714)	(19,005,831)	(19,149,480)	(143,649)
TOTAL FUTURES CONTRACTS		(1,646)	$(90,776,618)	$(89,715,190)	$1,061,428

Investments Abbreviations:

SOFR — Secured Overnight Financing Role

CME — Chicago Mercantile Exchange

EURIBOR — Euro Interbank Offered Rate

Footnotes:

(a)	This security serves as collateral for the Fund’s revolving credit facilities, when in use during the year.
(b)	Value was determined using significant unobservable inputs. See Note 4.
(c)	Variable rate security. Rate shown is the rate in effect as of October 31, 2025.
(d)	This investment is structured with a profit sharing component. The rate disclosed as of October 31, 2025 is the effective rate.
(e)	This investment has variable maturity dates maturing through the date listed.
(f)	This security is in wind-down with no specific maturity date.
(g)	Private investment company or special purpose vehicle that does not issue shares or units.
(h)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(i)

This security includes a component of paid-in-kind (PIK) interest. This means that a portion or all of the interest accrued during a specific period is capitalized to the principal balance of the security.

(j)	This investment was made through a participation. See Note 2.
(k)	This investment has been committed to but has not been fully funded by the Fund as of October 31, 2025.

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Schedule of Investments October 31, 2025 (Unaudited) (continued)
(l)	This investment was acquired at zero cost through the structuring of another security.
(m)	The Fund receives additional fees (e.g., agent, management, monitoring, etc.) from this security.
(n)	Either part or all of this security’s accrual rate is set to zero as it is non-income producing. The rate disclosed as of October 31, 2025 is the base rate.
(o)

This security includes an element of interest that is contingent upon a specific event. This means that a portion or the entirety of the interest accrued is received when a particular event takes place with the underlying collateral, resulting in the generation of cash. Typically, these cash receipts are allocated first to interest and then to principal.

(p)	100% of this special purpose vehicle is invested in one music catalog.
(q)

Security has a blended interest rate of 8.00%, 8.50% and 9.00% based on underlying collateral and is structured with a profit sharing component. Interest is collected periodically with no specific terms.

(r)	This security is structured as profit sharing agreement subject to a preferred return.
(s)	This warrant’s expiration date is on the tenth anniversary of its date of issue (May 17, 2022). The exercise price is $0.01.
(t)	This warrant’s expiration date is on the tenth anniversary of its effective date (July 13, 2021). The exercise price is $0.01.
(u)	This warrant’s expiration date is on the tenth anniversary of its effective date (January 7, 2020). The exercise price is $1.00.
(v)	This warrant’s expiration date is on the twenty-fifth anniversary of its initial funding date (November 25, 2022). The exercise price is $0.0001.
(w)

This investment has a six-month lock-up with a maturity date defined as the earlier of i) the third anniversary of the origination date (April 12, 2027), ii) three to nine months after rendering a partial or full redemption notice subject to the six-month lock-up, iii) a mandatory early redemption event as declared by the issuer, or iv) the date falling immediately after a wind-down period (thirty months following issuance date) expires.

(x)

This investment has a variable interest rate calculated with a base interest of 8%, adjusted by a commitment fee based on the outstanding par value, plus 1.8%, and less the delta between the 6-Month EURIBOR rate and 6-Month CME Term SOFR rate.

(y)	This security has a profit share structure on $130,431,999 and 12% stated rate on $38,481,914.
(z)	This security has a cash interest rate of 12% and an additional PIK interest rate of 4-10%, depending on the underlying credit facility tranche and debt ratio of each preceding monthly period.
(aa)

The full legal names of the borrowers are as follows: OHFX 4031U, LLC (“OHFX”); Dana Ellen Smith, As Trustee Of The Dana Ellen Smith Exempt Trust Under The Minzer Family Revocable Trust (the “Smith Trust”), Dated October 15, 1985; Dana Ellen Smith, As Trustee Of The Stone Canyon Trust (the “Stone Canyon Trust”), Dated May 9 2014; and City Centre West, LLC.

(ab)	This security has a blended interest rate of 16.00% on $38,300,000, 9.00% on $48,248,857 and 14.00% on $424,800.
(ac)	This security is in restructuring with no specific maturity date.
(ad)	This security has a blended interest rate of 21.00% for draws before March 30, 2025 and 26.00% for draws on or after March 31, 2025.
(ae)	This security has a blended interest rate of 15.00% on $1,545,395, and 13.00% on $1,642,781.
(af)	As determined at the end of each waterfall period, a portion of this security’s outstanding interest may, from time to time, be capitalized into its principal balance.
(ag)	This security has a blended interest rate of 30 Day Avg. SOFR plus 9.50% on $5,136,444, and 12.00% fixed plus profit share on $1,525,785.
(ah)	Rate listed is the 7-day effective yield at October 31, 2025.

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Portfolio Allocation October 31, 2025 (Unaudited)

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	63.8%
Private Investment Companies	21.5%
Short-Term Investments	7.1%
Special Purpose Vehicles	6.8%
Direct Equities	0.2%
Warrants	0.2%
Total Investments	99.6%
Other assets less liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Statement of Assets and Liabilities October 31, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $2,679,806,619)	$2,644,069,964
Unrealized appreciation on futures contracts	1,061,428
Cash	6,085,772
Cash deposited with broker for futures contracts	6,251,081
Receivable for fund shares sold	1,802,418
Receivable for investments sold	160,545
Interest receivable	46,590,746
Accrued interest on PIK securities	4,580,735
Accrued interest on Event-Based Securities	68,990,316
Accrued profit share interest receivable	16,991,013
Dividends receivable	5,811,942
Prepaid expenses	576,952
Total Assets	2,802,972,912

Liabilities
Due to counterparty	15,743,138
Revolving Credit Facility, net (see Note 11)	128,410,030
Foreign currency due to broker, at value (proceeds $618)	621
Due to Investment Manager	2,219,697
Accounting and administration fees payable	309,850
Sub-Transfer agent fees payable	121,196
Audit and tax fees payable	169,473
Transfer agent fees payable	23,947
SEC fees payable	20,321
Custody fees payable	10,481
Interest expense payable	1,038,433
Other Liabilities	963,174
Total Liabilities	149,030,361

Net Assets	$2,653,942,551

Commitments and Contingencies (Note 12)
Components of Net Assets:
Paid-in Capital (par value of $0.001 with an unlimited amount of shares authorized)	$2,698,549,502
Total distributable earnings	(44,606,951)
Net Assets	$2,653,942,551

Institutional Class Shares:
Net assets applicable to shares outstanding	$2,653,942,551
Shares of beneficial interest issued and outstanding	99,479,338
Net asset value per share	$26.68

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Statement of Operations For the Six Months Ended October 31, 2025 (Unaudited)
Investment Income
Interest (net of withholding taxes, $0)	$72,961,097
Dividend income	6,557,284
Interest on PIK securities (net of withholding taxes, $0)	10,668,307
Interest on Event-Based securities (net of withholding taxes, $0)	22,911,594
Profit Share Interest Income (net of withholding taxes, $0)	6,895,351
Distributions from private investment funds and special purpose vehicles	36,906,530
Total Investment Income	156,900,163

Expenses
Investment management fees	13,559,047
Interest expense	6,647,109
Sub-Transfer Agent fees	1,613,809
Accounting and administration fees	989,637
Legal fees	543,151
Transfer agent fees	470,368
Audit and tax fees	149,473
Chief Compliance Officer fees	55,264
Trustee fees	50,687
Blue sky fees	30,149
Insurance fees	19,967
Custody fees	14,978
Other expenses	158,892
Total expenses	24,302,531

Net Expenses	24,302,531

Net Investment Income	132,597,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,386,904)
Futures contracts	(5,175,713)
Foreign currency transactions	47,885
Net realized gain	(9,514,732)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,459,138)
Foreign currency translations	112,335
Futures contracts	3,064,077
Net change in unrealized appreciation (depreciation)	(7,282,726)
Net realized and unrealized gain (loss)	(16,797,458)

Net Increase in Net Assets resulting from Operations	$115,800,174

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Statements of Changes in Shareholders’ Equity
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Increase (decrease) in Net Assets from:
Operations:
Net investment income	$132,597,632	$249,357,878
Net realized gain (loss)	(9,514,732)	(35,918,632)
Net change in unrealized appreciation (depreciation)	(7,282,726)	(114,976,717)
Net increase in net assets resulting from operations	115,800,174	98,462,529

Distributions to Shareholders:
Distributions:
Institutional Class	(119,460,264)	(258,889,294)
From return of capital Institutional Class	—	(16,816,290)
Total distributions to shareholders	(119,460,264)	(275,705,584)

Capital Share Transactions:
Institutional Class Shares
Proceeds from shares sold:	179,144,616	599,794,886
Reinvestment of distributions:	23,352,161	52,909,772
Cost of shares repurchased:	(277,997,843)	(847,907,189)
Net increase in net assets resulting from capital transactions	(75,501,066)	(195,202,531)

Total increase in net assets	(79,161,156)	(372,445,586)

Net Assets:
Beginning of period	2,733,103,707	3,105,549,293
End of period	$2,653,942,551	$2,733,103,707

Share Transactions:
Institutional Class Shares
Issued	6,707,909	21,878,922
Reinvested	884,723	1,961,991
Repurchased	(10,317,038)	(30,748,111)
Change in Institutional Class Shares	(2,724,406)	(6,907,198)

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Statement of Cash Flows For the Six Months Ended October 31, 2025 (Unaudited)
Cash flows from operating activities:
Net Increase in net assets resulting from Operations	$115,800,174
Adjustments to reconcile Net Increase in net assets resulting from
Operations to net cash provided by operating activities:
Net realized (gain) loss on:
Investments	4,386,904
Futures contracts	5,175,713
Net change in unrealized (appreciation) depreciation on:
Investments	10,459,138
Futures contracts	(3,064,077)
Interest on PIK securities	(10,668,307)
Purchases of long-term investments	(416,407,792)
Proceeds from long-term investments sold	270,489,177
Purchase of short-term investments, net	181,159,470
Changes in operating assets and liabilities:
Interest receivable	(21,208,334)
Investments sold	37,111,126
Prepaid expenses	418,080
Increase in dividends receivable	(2,722,638)
Due to Counterparty	15,743,138
Due to Investment Manager	(6,599)
Audit fees payable	(139,527)
Accounting and administration fees payable	(9,919)
Custody fees payable	8,178
Transfer agent fees payable	(25,310)
Other liabilities	361,357
Net cash provided by operating activities	186,789,467

Proceeds from shares sold, net of receivable for fund shares sold	178,394,102
Payments for shares repurchased	(277,997,843)
Distributions to shareholders, net of reinvestments	(96,108,103)
Net cash used in financing activities	(195,711,844)

Net Increase in Cash and Restricted Cash	(8,922,377)

Cash and Restricted Cash:
Beginning of period	21,259,230
End of period(a)	$12,336,853

(a)    Cash and restricted cash include cash and cash deposited with broker for written options contracts and futures, as outlined further on the Statement of Assets and Liabilities.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $23,352,161, and paid in kind income of $10,668,307.

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Consolidated Financial Highlights Institutional Class

Per share operating performance.
For a capital share outstanding throughout each year/period.

	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of year/period	$26.74	$28.46	$28.93	$28.38	$26.96	$26.32
Income from Investment Operations:
Net investment income[1]	1.31	2.35	2.64	2.22	1.89	1.66
Net realized and unrealized gain (loss)	(0.16)	(1.38)	0.03	0.06	1.21	0.59
Total from investment operations	1.15	0.97	2.67	2.28	3.10	2.25

Less Distributions:
From net investment income	(1.21)	(2.53)	(3.14)	(1.53)	(1.43)	(0.99)
From return of capital		(0.16)	—	(0.20)	(0.25)	(0.62)
Total distributions	(1.21)	(2.69)	(3.14)	(1.73)	(1.68)	(1.61)

Net asset value, end of year/period	$26.68	$26.74	$28.46	$28.93	$28.38	$26.96

Total return[2]	4.58%[3]	3.70%	9.62%	8.28%	11.79%	8.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,653,943	$2,733,104	$3,105,549	$2,561,219	$1,857,266	$846,571

Ratio of expenses to average net assets:
(including interest, revolving credit facility and excise tax expense)
Before fees waived/recovered	1.80%[4]	1.71%	1.29%	1.24%	1.14%	1.21%
After fees waived/recovered	1.80%[4]	1.71%	1.29%	1.24%	1.14%	1.28%

Ratio of expenses to average net assets:
(excluding interest, revolving credit facility and excise tax expense)
Before fees waived/recovered	1.31%[4]	1.32%	1.17%	1.14%	1.12%	1.20%
After fees waived/recovered	1.31%[4]	1.32%	1.17%	1.14%	1.12%	1.27%

Ratio of net investment income to average net assets:
(including interest, revolving credit facility and excise tax expense)
Before fees waived/recovered	9.83%[4]	8.58%	9.10%	7.75%	6.75%	6.28%
After fees waived/recovered	9.83%[4]	8.58%	9.10%	7.75%	6.75%	6.21%

Portfolio turnover rate	11%[3]	25%	23%	27%	42%	52%

Senior Securities
Total borrowings (000’s omitted)	$128,000	$128,000	$15,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtness[5]	21,668	22,389	208,054	—	—	—
[1]	Based on average shares outstanding for the period.
[2]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Consolidated Financial Statements.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited)
1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business on September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund commenced operations on October 1, 2018 with Institutional Class Shares. Investor Class Shares were offered at a later date and commenced operations on October 31, 2018. The Board of Trustees (the “Board” and the members thereof, “Trustees”) of the Fund approved the closure of the Fund’s Investor Class Shares effective August 27, 2021. On September 17, 2021, all of the Fund’s Investor Class Shares were converted into Institutional Class Shares and Investor Class Shares as a class of Shares of the Fund were terminated. The Fund’s primary investment objective is to seek to provide a high level of current income by investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. Capital appreciation is a secondary objective of the Fund. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

The Fund and its wholly owned subsidiaries are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Investment Manager is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Consolidation of Subsidiaries

Each subsidiary below was formed as a limited a limited liability company and is a wholly-owned subsidiary of the Fund. All subsidiaries were formed to allow the Fund to pledge specific assets to its revolving credit facilities. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund. A list of the subsidiaries are as follows as of October 31, 2025:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
VAIF I FB SPV, LLC	September 18, 2023	$140,997,524	5.31%
VAIF II SPV, LLC	June 21, 2024	539,330,903	20.32%
Total		$680,328,427	25.63%

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK or Event-Based. Event-Based structured loans or preferred equities imply that interest payments are not scheduled at regular intervals, such as monthly or quarterly. Instead, payments of interest or principal are triggered by a specific cash-generating event associated with the underlying collateral backing the investment.

Investments structured in the form of PIK accrue to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Investments structured in the form of Event-Based accrue to outstanding interest on a current basis and is paid as the investment’s underlying assets and collateral generate cash to pay down interest and principal. As of April 30, 2025, the Fund separated PIK and Event-Based interest income and accrued interest, whereas in prior fiscal years, these were combined into PIK.

Interest payments structured in the form of PIK and Event-Based are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investment which are readily convertible into cash and have an original maturity of three months or less. UMB Bank, n.a. serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of October 31, 2025, the Fund held cash of $8,602,092 and $189,319,061 in a short-term money market fund. The VAIF II SPV, LLC subsidiary held balances of $4,796,189 and $0 for cash and short-term money market fund, respectively. The VAIF I SPV, LLC subsidiary did not hold any cash or short-term money market fund as of October 31, 2025.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has designated the Investment Manager as its valuation designee (in such capacity, the “Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (i.e. credit facilities, other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or (b) by a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (c) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using Valuation Procedures approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single methodology for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Consolidated Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market. As of October 31, 2025 the Fund did not hold any options.

Foreign Currency Exchange Future Contracts

The Fund may utilize foreign currency future contracts (“futures”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All futures are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the futures contract is settled. Counter-parties to these contracts are major U.S. financial institutions. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. As of October 31, 2025, all futures were entered in exchanges located in U.S. domestic markets.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using quoted exchange rates prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the risk of both the borrower and the institution selling the participation.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2022, 2023 and 2024 returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2025.

3. Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
3. Principal Risks (continued)

indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
3. Principal Risks (continued)

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, tariffs, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)

4. Fair Value of Investments

(a) Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide compensation to the managers in the form of fees ranging from 0% to 4.25% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At October 31, 2025, the Fund had private investment companies of $4,911,381 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAVs provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAVs reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
4. Fair Value of Investments (continued)

feels has not been reflected in the most recent fair value. As a result, a discount of 99.25% has been applied to the stated NAVs. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by the expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the six months ended October 31, 2025, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient. For investments that cannot be measured based on NAV as a practical expedient as of October 31, 2025, the Fund determined its value through a market approach method. The market approach method utilizes relevant market capitalization rates and the assets’ current operating income. These investments are categorized as Level 3 in the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The cost of investments in credit facilities generally represents the fair value of the investment. These investments are monitored and adjusted accordingly for certain changes, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost.

For credit facilities where cost does not reflect fair value, the Fund determined its fair value through a discounted cash flow or market approach method as of October 31, 2025. The methodology applied is based on the structure of the credit facility, the type of collateral pledged to the facility, and the information available on the pledged assets. The discounted cash flow method is based on the future cash flows generated by the underlying collateral, which are discounted to present value using an appropriate rate of return. Adjustments may be made based on expected performance and other market-based inputs. The market approach method is based on the relevant market value of the underlying asset and is generally adjusted for factors such as lack of marketability, lack of control, or recoverability percentage. When appropriate, the adjusted value may be present valued using a relevant rate of return. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit-sharing instruments. The Fund has determined to value its investments in direct equities through a market approach method as of October 31, 2025. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

Investments in Warrants

As a part of the credit facilities, the Fund receives exercisable warrants in the private investments or operating companies of the borrower. The Fund has determined to value its investments in warrants through a discounted cash flow or market approach as of October 31, 2025. The discounted cash flow method is based on the future cash flows generated by the private investments or operating companies of the borrower, which are discounted to present value using an appropriate rate of return. Adjustments may be made based on expected performance and other market-based inputs. The market approach method is based on the relevant market valuation of the private investments or operating companies of the borrower and is generally adjusted based on the Fund’s ownership percentage. Investments in warrants are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
4. Fair Value of Investments (continued)

(c) Fair Value – Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described above. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Consolidated Statement of Assets and Liabilities:

Assets	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Investments
Private Investment Companies	$—	$—	$4,911,381	$565,957,211	$570,868,592
Credit Facilities	—	—	1,693,456,000	—	1,693,456,000
Special Purpose Vehicles	—	—	42,798,038	138,883,713	181,681,751
Direct Equities	—	—	4,235,121	—	4,235,121
Warrants	—	—	4,509,439	—	4,509,439
Money Market Instruments	189,319,061	—	—	—	189,319,061
Total Investments	$189,319,061	$—	$1,749,909,979	$704,840,924	$2,644,069,964

Liabilities
Other Financial Instruments¹
Future Contracts	$1,061,428	—	—	—	$1,061,428
Total Assets	$190,380,489	$—	$1,749,909,979	$704,840,924	$2,645,131,392

1   Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are presented at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the fiscal year ended October 31, 2025:

	Private Investment Companies	Credit Facilities	Special Purpose Vehicles	Direct Equities	Warrants	Total
April 30, 2025	$459,184	$1,602,264,813	$43,162,038	$4,306,748	$4,509,439	$1,654,702,222
Realized gains (losses)	—	—	(467,262)	—	—	(467,262)
Unrealized gains (losses)	852,197	(24,590,841)	320,000	(71,627)	—	(23,490,271)
Transfers Into Level 3	3,600,000	—	—	—	—	3,600,000
Transfers Out of Level 3	—	—	—	—	—	—
Recategorized	—	—	—	—	—	—
Purchases	—	309,472,418	—	—	—	309,472,418
Sales	—	(193,690,390)	(216,738)	—	—	(193,907,128)
October 31, 2025	$4,911,381	$1,693,456,000	$42,798,038	$4,235,121	$4,509,439	$1,749,909,979
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at October 31, 2025	$852,197	$(24,590,841)	$20,000	$(71,627)	$—	$(23,790,271)

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
4. Fair Value of Investments (continued)

(e) Fair Value – Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2025.

Investment Category	Fair Value	Valuation Approach	Unobservable Inputs	Range of Inputs	Weighted Average(1)	Impact on Valuation from an increase in input
Private Investment Companies	$4,911,381	Market Approach	Ownership % Discount Rate	14.37% 20.00%	14.37% 20.00%	Increase Decrease
Credit Facilities	$51,532,230	Income Approach	Discount Rate	9.00% - 40.00%	9.62%	Decrease
	$1,641,923,770	Market Approach	Discount Rate Market Multiple Ownership % Price Per Box Recent Transaction Price Recovery %	8.77% - 35.00% 9.80x - 11.60x 8.77% - 50.00% $0.65 $100.00 13.94% - 100.00%	19.89% 10.70x 50.00% $0.65 $100.00 87.83%	Decrease Increase Increase Increase Increase Increase
Special Purpose Vehicles	$42,798,038	Market Approach	Capitalization Rate Recent Transaction Price	4.75% - 5.06% $100.00	4.88% $100.00	Decrease Increase
Direct Equities	$4,235,121	Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Price Per Share Revenue Share	35.00% 5.00% 10.00x - 30.00x 30.00% $3.48 12.00%	35.00% 5.00% 20.00x 30.00% $3.48 12.00%	Decrease Increase Decrease Increase Increase Increase
Warrants	$3,384,611	Income Approach	Discount Rate Growth Rate Ownership %	15.00% - 45.00% 3.25% - 5.00% 10.00% - 15.00%	20.45% 3.55% 14.09%	Decrease Increase Increase
	$1,124,828	Market Approach	Market Valuation Ownership % Price Per Share Risk Free Rate Volatility	$9,552,545.00 - $56,460,491.00 0.87% - 0.87% $2.36 - $2.44 4.85% 43.35%	$31,972,604.17 0.87% $2.39 4.85% 43.35%	Increase Increase Increase Increase Increase

(1)    Unobservable inputs were weighted by the fair value of the instruments as of the fiscal year ended October 31, 2025.

5. Derivative and Hedging Disclosure

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts for the six months ended October 31, 2025.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
5. Derivative and Hedging Disclosure (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2025, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Consolidated Statement of Assets and Liabilities	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/(depreciation) on futures currency contracts	Futures currency contracts	$1,061,428	$ (–)

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended October 31, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized

Derivatives not designated as hedging instruments	Futures Contracts
Futures contracts (currency risk)	$(5,175,713)
Total	$(5,175,713)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized

Derivatives not designated as hedging instruments	Futures Contracts
Futures contracts (currency risk)	$3,064,077
Total	$3,064,077

The number of contracts outstanding as of October 31, 2025, the Fund had one thousand six hundred and forty-six outstanding futures contracts sold short is included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2025, are as follows:

Derivative	Quarterly Average	Amount
Futures contracts (currency risk)	Average Notional Value	$(86,700,812)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The Fund currently offers one class of Shares: Institutional Class Shares. The Fund may offer additional classes of Shares in the future. The minimum initial investment in Institutional Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement.

Institutional Class Shares are not subject to an initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect a trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer, the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
6. Capital Stock (continued)

repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding Shares on the repurchase request deadline, the Fund shall repurchase the Shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the Shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.
	Repurchase Offer	Repurchase Offer
Commencement Date	May 23, 2025	August 25, 2025
Repurchase Request Deadline	June 13, 2025	September 15, 2025
Repurchase Pricing Date	June 13, 2025	September 15, 2025

Net Asset Value as of Repurchase Offer Date
Institutional Class	$27.02	$26.87

Amount Repurchased
Institutional Class	$140,326,672	$137,670,944

Percentage of Outstanding Shares Repurchased
Institutional Class	5.00%	5.00%

7. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a management fee (the “Investment Management Fee”) at an annual rate of 0.95%, which is calculated daily and payable monthly in arrears, based upon the Fund’s average daily “Managed Assets” (defined as total assets of the Fund (including any assets attributable to leverage that may be outstanding) minus the sum of accrued liabilities (including accrued fees and expenses and other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Average daily Managed Assets is the sum of the Managed Assets at the beginning of each business day and the Managed assets at the end of such business day and divided by two. Accrued liabilities are expenses incurred in the normal course of the Fund’s operations.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.45% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
7. Investment Management and Other Agreements (continued)

expected to exceed 1.45% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the Waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2026. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

Distribution Services, LLC serves as the Fund’s principal underwriter.

The Fund has retained an administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A Trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the Trustee or officer affiliated with the Administrator. For the six months ended October 31, 2025, the Fund’s allocated fees incurred for Trustees and advisory board member are reported on the Consolidated Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Related Party Transactions

At October 31, 2025, the Investment Manager and its affiliates owned $39,911,574 (or 1.50% of net assets) of the Fund.

9. Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,658,894,468
Gross unrealized appreciation	203,360,890
Gross unrealized depreciation	(218,185,394)
Net unrealized appreciation/(depreciation) on investments	(14,824,504)

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
9. Federal Income Taxes (continued)

As of October 31, 2025, the Fund’s most recent tax year end, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	(14,824,504)
Total accumulated earnings/(deficit)	$(14,824,504)

The tax character of distributions paid during the tax years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distribution paid from:
Ordinary income	$265,188,333	$358,378,820
Net long-term capital gains	—	—
Return of capital	—	16,816,290
Total distributions paid	$265,188,333	$375,195,110

10. Investment Transactions

For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were $423,078,962 and $272,639,233, respectively.

11. Credit Facility

During the six months ended October 31, 2025, the Fund maintained a credit facility (the “Credit Facility”). The Credit Facility has a maximum borrowing amount of up to $60,000,000.00. When in use, the Credit Facility is secured by all assets in SPV 1. The Credit Facility bears an initial interest rate of 3.75% plus the applicable 1 Month CME Term SOFR with a floor rate of 2.00%. The Credit Facility’s interest rate as of October 31, 2025 is 8.02%. The Credit Facility matures on December 26, 2026. The maximum and average loan balance during the six months ended October 31, 2025 was $30,000,000 and $30,000,000 (respectively). At October 31, 2025, the Credit Facility’s principal outstanding was $30,000,000.

Effective June 21, 2024, the Fund secured a Second credit facility (the “Second Credit Facility” and together with the Credit Facility, the “Credit Facilities”). The Second Credit Facility has a maximum borrowing amount of $175,000,000. When in use, the Second Credit Facility is secured by all assets in SPV 2. The Second Credit Facility bears an initial interest rate of 3.75% plus the applicable 1 Month CME Term SOFR. The Second Credit Facility’s interest rate as of October 31, 2025 is 8.79%. The Second Credit Facility matures on December 21, 2026. The maximum and average loan balance during the six months ended October 31, 2025 was $100,000,000 and $100,000,000 (respectively). At October 31, 2025, the Second Credit Facility’s principal outstanding was $100,000,000.

The Fund records loan origination and other expenses related to its debt obligations as debt issuance costs. These expenses are deferred and amortized over the life of the Credit Facilities. Debt issuance costs are presented on the consolidated statement of assets and liabilities as a direct deduction from the debt liability. The Fund pays loan origination fees (also known as commitment fees) in connection with securing and renewing the Credit Facilities. These fees are expensed over the corresponding term of the Credit Facilities on a straight-line basis and are not inclusive of the expense limitation agreement discussed above. For the six months ended October 31, 2025, debt issuance costs were $627,943 and are not reimbursable by the Investment Manager.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)

12. Commitments

The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations.

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of October 31, 2025, the Fund had unfunded loan commitments to credit facilities of $173,835,765.

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2025:

Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Aero Capital Solutions Feeder Fund III, L.P.(2)	Transportation Finance	$63,028,666	$—	None	N
Aero Capital Solutions Feeder Fund IV, L.P.(2)	Transportation Finance	16,990,201	2,624,053	None	N
Aero Capital Solutions Fund II, L.P.(2)	Transportation Finance	13,569,162	—	None	N
Aero Capital Solutions Fund, L.P.(2)	Transportation Finance	597	—	None	N
BlackRock Monticello Debt REIT(4)	Real Estate Debt	46,574,689	—	Quarterly	After a 2-year lock-up period, each limited partner may submit a withdrawal request 2 days prior to each calendar quarter-end.
Blue Owl Asset Leasing Feeder Evergreen L.P.(7)	Specialty Finance	5,558,848	—	None	N
BSRF Tax-Exempt, LLC(7)	Specialty Finance	24,295,248	—	Quarterly

After 36 months of lock up, each limited partner may give a 180 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 20% of total partner interest during any rolling 12 month period

Campbell Opportunity Timber Fund-A, L.P.(1)	Secondaries	601,547	—	None	N
CDMX Debt Fund, LLC(4)	Real Estate Debt	21,828,133	—	None	N

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Cirrix Investments, LLC(7)	Specialty Finance	5,601,622	—	Quarterly

After expiration of an initial Commitment Period, each Limited Partner will have the right to request the withdrawal as of any quarter; end of all or a portion of its Capital Account corresponding to such Commitment Period (as reasonably determined by the General Partner), excluding Liability Reserves and its pro rata interest in any Reserved Investment. Submit written notice of withdrawal election no less than 90 days prior to the end of the fiscal quarter.

CL Levi Co-Invest, L.P.(6)	Portfolio Finance	21,522,396	—	None	N
Coromandel Credit Income Evergreen Fund, L.P.(7)	Specialty Finance	15,092,015	—	Quarterly

After 24 months of lock up, each limited partner may give a 90-day written notice to redeem any portion of its capital balance subject to a cap of 25% of total partner interest during any rolling quarterly period. Redemptions are subject to an undefined quarterly fund-level redemption gate, which is determined by the General Partner at a given point in time.

CoVenture - Amzn Credit Opportunities Fund, L.P.(7)	Specialty Finance	15,330,282	4,426,280	Quarterly	At least a 90 day written notice to the general partner prior to each calendar quarter-end

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
CoVenture - No1 Credit Opportunities Fund, LLC(7)	Specialty Finance	972,656	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund, LLC(7)	Specialty Finance	2,911,696	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund, LLC(7)	Specialty Finance	7,300,098	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
Crestline Portfolio Financing Fund II (US), L.P.(6)	Portfolio Finance	3,117,440	—	None	N
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary(6)	Portfolio Finance	135,691	—	None	N
DelGatto Diamond Finance Fund, L.P.(7)	Specialty Finance	25,516,168	—	Monthly

Upon fully called committed capital, redemptions are permitted at the end of each calendar month with at least a 90 day notice. Any redemption made within 1 year of subscription is subject to a 5% early redemption penalty

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Drawbridge Special Opportunities Fund, L.P.(1)	Secondaries	3,888,981	—	Quarterly	N
EAJF ESQ FUND, L.P.(3)	Litigation Finance	49,141,003	—	Quarterly

After 36 months of lock up, each limited partner may initiate a withdrawal as of the last business day of each calendar quarter. Notice of any withdrawal must be provided in writing at least 60 days prior to the withdrawal date to withdraw any portion of its capital account balance

Equal Access Justice Fund, L.P.(3)	Litigation Finance	3,466,647	—	Quarterly	After 36 months of lock up, each limited partner may provide a written notice 60 days prior to each calendar quarter-end to withdraw any portion of its capital account balance
Hudson Transport Real Asset Fund, L.P.(2)	Transportation Finance	1,008,459	—	Quarterly

Subject to a 2 year lock up period.

Subsequently, can submit a withdrawal of interest form effective as of the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k.

However, the GP of the Fund may designate additional withdrawal dates or reduce notice periods at its sole discretion

Legalist DIP Fund I, L.P.(1)	Secondaries	2,323,983	—	None	N
Legalist DIP Fund II, L.P.(1)	Secondaries	4,471,816	—	None	N
Legalist DIP Offshore Fund I, L.P.(1)	Secondaries	492,266	—	None	N
Legalist DIP Offshore Fund II, L.P.(1)	Secondaries	1,684,258	—	None	N
Legalist DIP SPV II(1)	Secondaries	882,844	—	None	N

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Lendable SPC (behalf of Segregated Investment Vehicle 1)(7)	Specialty Finance	74,941,271	—	Quarterly

After 1-year lock up period, each limited partner may submit withdrawal request 90 days prior to each calendar quarter-end to withdraw any portion of its capital account balance. Redemptions are subject to a 5% quarterly redemption gate.

MEP Capital Fund IV, L.P.(8)	Royalties	17,734,991	13,557,403	None	N
MEP Capital II, L.P.(8)	Royalties	7,699,247	—	None	N
MEP Capital II, L.P. - Co-investment Sound Royalties(8)	Royalties	3,307,305	—	None	N
MEP Capital III, L.P.(8)	Royalties	14,869,924	—	None	N
MEP Capital III, L.P. - Co-Investment NGL(8)	Royalties	8,783,151	—	None	N
MonticelloAM Funding, LLC Series SH-85(4)	Real Estate Debt	1,898,049	196,502	None	N
MonticelloAM Funding, LLC Series SH-86(4)	Real Estate Debt	5,224,303	—	None	N
MonticelloAM Funding, LLC Series SH-88(4)	Real Estate Debt	834,630	—	None	N
MonticelloAM Funding, LLC Series SH-89(4)	Real Estate Debt	2,023,224	—	None	N
MonticelloAM Funding, LLC Series SH-92(4)	Real Estate Debt	2,183,226	—	None	N
MonticelloAM Funding, LLC Series SH-94(4)	Real Estate Debt	3,006,399	—	None	N
Monticello Funding, LLC Series SH-75(4)	Real Estate Debt	504,126	25,108	None	N
Monticello Funding, LLC Series SH-93(4)	Real Estate Debt	2,755,883	—	None	N
North Haven Offshore Infrastructure Partners A, L.P.(1)	Secondaries	1,132,830	—	None	N
Oak Harbor Capital NPL VII, LLC(4)	Real Estate Debt	6,747,708	—	None	N

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
OHP II, L.P. Class B(7)	Specialty Finance	418,396	—	None	N
OHPC, L.P.(7)	Specialty Finance	2,281,769	—	Quarterly

Withdraw all or any portion of its capital account attributable to a particular capital contribution as of the last day of each calendar quarter that is on or after the expiration of the lock-up period. The lock-up-period is the first anniversary of such capital contribution

PHX Industrial Portfolio AMP SPV, LLC(5)	Real Estate Equity	4,508,368	—	None	N
Rivonia Road Fund, L.P.(7)	Specialty Finance	13,581,800	—	Bi-Annually	After 12 months of lock up, each limited partner may give a 90 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 25% of total partner interest.
Round Hill Music Carlin Coinvest, L.P.(8)	Royalties	1,408,459	—	None	N
Series 4 - Virage Capital Partners, L.P.(3)	Litigation Finance	1,584,704	—	None	N
Series 6 - Virage Capital Partners, L.P.(3)	Litigation Finance	20,037,244	—	None	N
Setpoint Residential Fintech Fund II, L.P.(4)	Real Estate Debt	20,982,913	—	None	N
Setpoint Residential Fintech Fund, L.P.(4)	Real Estate Debt	10,840,358	—	None	N
Silverview Special Situations Lending Onshore Fund, L.P.(7)	Specialty Finance	9,621,856	—	None	N
Taiga Special Opportunities, L.P. (Class L 2021)(1)	Secondaries	13,513,821	—	None	N
Taiga Special Opportunities, L.P. (Class L 2023)(1)	Secondaries	8,515,964	—	None	N

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)
12. Commitments (continued)
Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Thor Urban Property Fund II, Inc.(1)	Secondaries	233,720	—	None	N
Treville Credit Fund, L.P.(7)	Specialty Finance	19,389,993	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period, with capital proceeds returned as and when they are realized. Withdrawal notification is 90 days
Turning Rock Fund I, L.P.(7)	Specialty Finance	2,916,669	—	None	N
Turning Rock Fund II, L.P.(7)	Specialty Finance	17,073,857	—	None	N
Upper90 Fund III, L.P.(7)	Specialty Finance	6,578,593	3,065,496	None	N
Virage Recovery Fund (Cayman), L.P.(3)	Litigation Finance	482,144	—	None	N
White Oak Yield Spectrum (Cayman) Fund, LLC(1)	Secondaries	39,841,053	—	None	N
YS Law Firm Financing VII(3)	Litigation Finance	75,564	—	None	N
		$704,840,924	$23,894,842

Footnotes

(1)    Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

(2)    Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.

(3)    Private partnerships and special purpose vehicles in litigation finance. These strategies consist of loans to law firms backed by the expected value of contingency fees received from future case settlements.

(4)    Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.

(5)    Real estate equity partnerships that consist of equity investments backed by commercial real estate.

(6)    Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets in a private investment vehicle.

(7)    Private partnerships or credit facilities that are in specialty finance investments. Such partnerships invest in institutional loan to a non-bank, private lender, which uses the capital to make loans in their particular vertical.

(8)    Private partnerships and special purpose vehicles that invest in and/or purchase royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.

Variant Alternative Income Fund
Notes to Consolidated Financial Statements October 31, 2025 (Unaudited) (continued)

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements except for the following:

The Fund commenced a repurchase offer on November 24, 2025 as follows:

Repurchase Offer
Commencement Date	November 24, 2025
Repurchase Request Deadline	December 15, 2025
Repurchase Pricing Date	December 15, 2025

Net Asset Value as of Repurchase Offer Date
Institutional Class	$26.83

Amount Repurchased
Institutional Class	$135,326,848

Percentage of Outstanding Shares Repurchased
Institutional Class	5.00%

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Variant Alternative Income Fund
Other Information October 31, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-877-770-7717 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each six months on Form N-Q (or as exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-877-770-7717.

Approval of Investment Management Agreement

At a meeting of the Board held on June 4, 2025 and June 5, 2025 (the “Meeting”), by a unanimous vote, the Board, including a majority of trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”) voting separately, approved the continuation of the Investment Management Agreement between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature, extent and quality of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature, extent and quality of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall nature, extent and quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund, as compared to other comparable funds in a peer group identified by an unaffiliated third party (collectively, the “Peer Group”), as well as one relevant index. The Board noted that the Fund’s total return for the one-year period ended March 31, 2025, was lower than the Peer Group median and average, as well as the relevant index for the same period. It also

Variant Alternative Income Fund
Other Information October 31, 2025 (Unaudited) (Continued)

noted that the Fund’s total return for the three-month period ended March 31, 2025, was higher than the Peer Group median and average. The Board further noted that the Fund outperformed the relevant index over the three-year and five-year periods. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

Fees and Expenses

The Board reviewed and considered the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a third-party report on the fees and expenses of the Peer Group. The Board noted that the Fund’s advisory fees and total expense ratio compared favorably to the fees and expenses payable by those in the Peer Group. In addition, the Board noted that the Investment Manager had contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, which did not include breakpoints. The Board also determined that the Fund had achieved limited economies of scale at its current size, but was unlikely to continue to achieve economies of scale because of the nature of its investments. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Investment Manager

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable The Board further noted that the profitability of the Investment Manager reflected investments in the firm to further support its provided services to the Fund. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable, and the financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, it did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)     Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included in Item 1(a) of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable to semi-annual reports.

(b)     Not applicable.

ITEM 14.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)      Not applicable.

(b)      Not applicable.

ITEM 15.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.    CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 18.    RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.    EXHIBITS.

(a)(1)  Not applicable to semi-annual reports.

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund
By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 9, 2026
By (Signature and Title)*	/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	January 9, 2026

____________

*        Print the name and title of each signing officer under his or her signature.